Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value of plan assets [line items]
Net derivative liability	$ 32,101	$ 30,508
Net derivative assets	35,912	32,730
Canada plan [member]
Disclosure of fair value of plan assets [line items]
Net derivative liability		41
Net derivative assets	30
Debt securities and deposits issued	$ 0	$ 7
Percentage of debt securities and deposits issued	0.00%	0.10%
Debt securities daily quoted prices in active markets	$ 134	$ 244
Investment funds and other assets daily quoted prices in active markets	$ 40	$ 31